Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, at December 31, 2019 and 2018 are summarized below.

	December 31,
	2019		2018
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$86,404,304	18.4%	$83,965,416	18.9%
Consumer Loans	56,331,013	12.0%	56,907,555	12.8%
Commercial Business Loans	22,234,189	4.8%	28,086,686	6.3%
Commercial Real Estate Loans	303,550,905	64.8%	275,960,438	62.0%
Total Loans Held For Investment	468,520,411	100.0%	444,920,095	100.0%
Loans Held For Sale	3,990,606		1,781,985
Total Loans Receivable, Gross	472,511,017		446,702,080
Less:
Allowance For Loan Losses	9,225,574		9,171,717
Loans in Process	9,957,140		7,225,271
Deferred Loan Fees	469,568		251,575
	19,652,282		16,648,563
Total Loans Receivable, Net	$452,858,735		$430,053,517

Financing Receivable Credit Quality Indicators
The following tables summarize the loan grades used by the Company to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2019 and 2018.

December 31, 2019	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$76,674,539	$4,612,182	$1,155,802	$3,961,781	$86,404,304
Consumer	44,294,400	9,617,301	624,248	1,795,064	56,331,013
Commercial Business	16,140,592	5,486,393	301,462	305,742	22,234,189
Commercial Real Estate	230,810,756	56,025,352	14,285,015	2,429,782	303,550,905
Total	$367,920,287	$75,741,228	$16,366,527	$8,492,369	$468,520,411

December 31, 2018	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$75,558,544	$3,369,776	$958,354	$4,078,742	$83,965,416
Consumer	46,948,251	6,899,912	567,682	2,491,710	56,907,555
Commercial Business	22,670,318	4,708,036	339,533	368,799	28,086,686
Commercial Real Estate	204,197,354	45,653,796	18,492,785	7,616,503	275,960,438
Total	$349,374,467	$60,631,520	$20,358,354	$14,555,754	$444,920,095

Past Due Financing Receivables
The following tables present an age analysis of past due balances by category at December 31, 2019 and 2018.

	December 31, 2019
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$355,290	$144,209	$499,499	$85,904,805	$86,404,304
Consumer	422,443	217,542	81,736	721,721	55,609,292	56,331,013
Commercial Business	147,959	76,515	20,316	244,790	21,989,399	22,234,189
Commercial Real Estate	3,849,424	—	1,352,716	5,202,140	298,348,765	303,550,905
Total	$4,419,826	$649,347	$1,598,977	$6,668,150	$461,852,261	$468,520,411

	December 31, 2018
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$332,000	$497,713	$829,713	$83,135,703	$83,965,416
Consumer	555,798	247,894	1,120,462	1,924,154	54,983,401	56,907,555
Commercial Business	205,613	106,163	18,648	330,424	27,756,262	28,086,686
Commercial Real Estate	1,556,863	424,103	1,634,770	3,615,736	272,344,702	275,960,438
Total	$2,318,274	$1,110,160	$3,271,593	$6,700,027	$438,220,068	$444,920,095

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2019 compared to 2018.

	December 31, 2019		December 31, 2018		Decrease
	Amount	Percent (1)	Amount	Percent (1)	$	%
Non-accrual Loans:
Residential Real Estate	$1,520,485	0.3%	$2,084,870	0.5%	$(564,385)	(27.1)%
Consumer	319,280	0.1	1,274,673	0.3	(955,393)	(75.0)
Commercial Business	122,605	—	124,458	—	(1,853)	(1.5)
Commercial Real Estate	1,474,036	0.3	3,564,494	0.8	(2,090,458)	(58.6)
Total Non-accrual Loans	$3,436,406	0.7%	$7,048,495	1.6%	$(3,612,089)	(51.2)%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the allowance for loan losses by loan category for the years ended December 31, 2019, 2018 and 2017.

	For the Year Ended December 31, 2019
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717
Provision	227,624	324,394	(392,817)	215,799	375,000
Charge-Offs	(34,599)	(432,003)	(1,132)	(517,583)	(985,317)
Recoveries	6,126	114,865	15,113	528,070	664,174
Ending Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574

	For the Year Ended December 31, 2018
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618
Provision	2,411	173,235	(55,109)	804,463	925,000
Charge-Offs	(46,419)	(224,954)	(32,518)	(351,894)	(655,785)
Recoveries	1,608	110,497	—	568,779	680,884
Ending Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717

	For the Year Ended December 31, 2017
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231
Provision	82,909	257,180	261,599	(301,688)	300,000
Charge-Offs	(211,780)	(184,161)	(133,371)	(301,260)	(830,572)
Recoveries	2,368	75,176	—	318,415	395,959
Ending Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618

Allowance for Credit Losses on Financing Receivables
The following tables summarize the impaired loans evaluated individually and collectively for impairment within the allowance for loan losses and loans receivable balances at December 31, 2019 and 2018.

	Allowance For Loan Losses			Loans Receivable
December 31, 2019	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,390,594	$1,390,594	1,086,433	$85,317,871	$86,404,304
Consumer	—	1,210,849	1,210,849	184,402	56,146,611	56,331,013
Commercial Business	—	544,764	544,764	64,406	22,169,783	22,234,189
Commercial Real Estate	—	6,079,367	6,079,367	1,894,642	301,656,263	303,550,905
Total	$—	$9,225,574	$9,225,574	$3,229,883	$465,290,528	$468,520,411

(4)          Loans Receivable, Net, Continued

Impaired Financing Receivables
The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2019, 2018 and 2017.

	December 31, 2019
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,086,433	$1,086,433	$—	$1,322,609	$—
Consumer	184,402	192,702	—	1,106,795	—
Commercial Business	64,406	959,406	—	71,422	—
Commercial Real Estate	1,894,642	2,066,862	—	3,893,786	54,372
Total
Residential Real Estate	1,086,433	1,086,433	—	1,322,609	—
Consumer	184,402	192,702	—	1,106,795	—
Commercial Business	64,406	959,406	—	71,422	—
Commercial Real Estate	1,894,642	2,066,862	—	3,893,786	54,372
Total	$3,229,883	$4,305,403	$—	$6,394,612	$54,372

(4)       Loans Receivable, Net, Continued

	December 31, 2018
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,700,861	$1,700,861	$—	$1,743,906	$31,853
Consumer	986,380	994,680	—	502,479	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	5,084,458	6,116,761	—	8,052,817	212,186
With an Allowance Recorded:
Consumer	73,662	73,662	73,662	6,139	—
Commercial Real Estate	1,441,558	1,441,558	665,000	636,387	84,881
Total
Residential Real Estate	1,700,861	1,700,861	—	1,743,906	31,853
Consumer	1,060,042	1,068,342	73,662	508,618	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	6,526,016	7,558,319	665,000	8,689,204	297,067
Total	$9,364,125	$11,299,728	$738,662	$11,026,748	$328,920

	December 31, 2017
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,883,741	$2,333,741	$—	$2,889,065	$24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total
Residential Real Estate	1,883,741	2,333,741	—	2,889,065	24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total	$8,442,306	$11,077,416	$—	$10,793,223	$213,646

Troubled Debt Restructurings on Financing Receivables
In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).
The Bank had five TDRs with a total balance of $825,000 included in impaired loans at December 31, 2019 compared to seven TDRs totaling $1.4 million at December 31, 2018. There were no TDRs restructured during the years ended December 31, 2019, 2018 and 2017. At December 31, 2019, there were no TDRs in default. At December 31, 2018 and 2017, one previously restructured loan with a balance of $374,000 and two previously restructured loans with a total balance of $610,000, respectively, were in default, none of which had been restructured during the same period. The Bank considers any loan 30 days or more past due to be in default.
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